POST-EMPLOYMENT BENEFITS - Amounts recognized in Other Comprehensive Income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amounts recognized in Other Comprehensive Income
Actuarial gains (losses) recognized in ORA in the year net of deferred taxes - Social Security Program	R$ 19,105	R$ (114,214)	R$ (1,143,119)
Other post-employment benefit obligations
Amounts recognized in Other Comprehensive Income
Other Comprehensive Income (ORA) accumulated - Other post-employment benefits	413,156	236,515
Actuarial gains (losses) recognized in ORA in the year net of deferred taxes - Social Security Program	R$ (197,668)	R$ (236,515)